Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	$ 651,483	$ 607,219	$ 520,817
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	415,428	388,323	343,477
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	141,660	130,296	101,584
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	$ 94,395	$ 88,600	$ 75,756

[1]	Revenues are attributed to geographic areas based on the location of customer.